Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table and graphs provide information required under the SEC's "pay versus performance" rules over the last three years as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The graphs below show the relationship of "compensation actually paid" to our principal executive officer ("PEO") and other NEOs in 2021, 2022, 2023, 2024 and 2025.

	Summary compensation table total for PEO (1)		Compensation actually paid to PEO (2)		Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (2)	Value of initial fixed $100 investment based on:		Net (loss) income(5)	Adjusted EBITDA (5)(6)
Year	David R. Bailey	Mark C. Throdahl	David R. Bailey	Mark C. Throdahl			Total shareholder return (3)	Peer group total shareholder return (4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,331,481	$—	$1,915,656	$—	$1,841,824	$1,169,216	$30	$75	$(39,648)	$14,759
2024	$3,656,888	$—	$2,471,403	$—	$1,880,412	$1,255,818	$56	$75	$(37,822)	$8,519
2023	$2,721,840	$—	$2,208,646	$—	$1,522,958	$1,222,994	$79	$72	$(20,974)	$5,040
2022	$1,278,432	$—	$826,322	$—	$1,086,204	$631,836	$96	$75	$1,258	$227
2021	$906,047	$718,032	$1,462,716	$1,377,902	$784,910	$1,320,670	$145	$100	$(16,260)	$(182)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) Amounts in column (b) reflect the "Summary Compensation Table" total for our PEO. Mr. Bailey was PEO for every year reported in the table. The amounts reported in column (d) reflect the average "Summary Compensation Table" totals for our remaining NEOs for the relevant fiscal year, which includes the following individuals: Fred L. Hite, Gregory A. Odle, Daniel J. Gerritzen, and Joseph W. Hauser for each such year.
Adjustment To PEO Compensation, Footnote
(2) "Compensation actually paid" reflects the amounts set forth within the "Summary compensation table total for PEO" and "Average summary compensation table total for non-PEO NEOs" columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2021		2022	2023	2024	2025
	(Mr. Throdahl)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)
Summary Compensation Table Total Compensation	$718,032	$906,047	$1,278,432	$2,721,840	$3,656,888	$3,331,481
Less: Stock award values reported for the covered year	267,861	361,360	689,961	1,843,952	2,693,771	2,445,200
Plus: Fair Value for stock awards granted in the covered year	315,881	426,143	599,565	1,444,874	2,095,356	1,731,529
Change in fair value of outstanding unvested stock awards from prior years	452,130	345,476	(325,462)	(160,356)	(555,462)	(730,827)
Change in fair value of stock awards from prior years that vested in the covered year	159,720	146,410	(36,252)	46,240	(31,608)	28,673
Compensation Actually Paid	$1,377,902	$1,462,716	$826,322	$2,208,646	$2,471,403	$1,915,656

	2021	2022	2023	2024	2025
	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)
Summary Compensation Table Total Compensation	$784,910	$1,086,204	$1,522,958	$1,880,412	$1,841,824
Less: Stock award values reported for the covered year	313,624	585,216	921,607	1,227,432	1,210,468
Plus: Fair Value for stock awards granted in the covered year	367,540	508,544	722,145	954,761	857,173
Change in fair value of outstanding unvested stock awards from prior years	356,996	(322,684)	(136,740)	(326,662)	(343,633)
Change in fair value of stock awards from prior years that vested in the covered year	124,848	(55,012)	36,238	(25,261)	24,320
Compensation Actually Paid	$1,320,670	$631,836	$1,222,994	$1,255,818	$1,169,216

Non-PEO NEO Average Total Compensation Amount	$ 1,841,824	$ 1,880,412	$ 1,522,958	$ 1,086,204	$ 784,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,169,216	1,255,818	1,222,994	631,836	1,320,670
Adjustment to Non-PEO NEO Compensation Footnote
(2) "Compensation actually paid" reflects the amounts set forth within the "Summary compensation table total for PEO" and "Average summary compensation table total for non-PEO NEOs" columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2021		2022	2023	2024	2025
	(Mr. Throdahl)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)
Summary Compensation Table Total Compensation	$718,032	$906,047	$1,278,432	$2,721,840	$3,656,888	$3,331,481
Less: Stock award values reported for the covered year	267,861	361,360	689,961	1,843,952	2,693,771	2,445,200
Plus: Fair Value for stock awards granted in the covered year	315,881	426,143	599,565	1,444,874	2,095,356	1,731,529
Change in fair value of outstanding unvested stock awards from prior years	452,130	345,476	(325,462)	(160,356)	(555,462)	(730,827)
Change in fair value of stock awards from prior years that vested in the covered year	159,720	146,410	(36,252)	46,240	(31,608)	28,673
Compensation Actually Paid	$1,377,902	$1,462,716	$826,322	$2,208,646	$2,471,403	$1,915,656

	2021	2022	2023	2024	2025
	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)
Summary Compensation Table Total Compensation	$784,910	$1,086,204	$1,522,958	$1,880,412	$1,841,824
Less: Stock award values reported for the covered year	313,624	585,216	921,607	1,227,432	1,210,468
Plus: Fair Value for stock awards granted in the covered year	367,540	508,544	722,145	954,761	857,173
Change in fair value of outstanding unvested stock awards from prior years	356,996	(322,684)	(136,740)	(326,662)	(343,633)
Change in fair value of stock awards from prior years that vested in the covered year	124,848	(55,012)	36,238	(25,261)	24,320
Compensation Actually Paid	$1,320,670	$631,836	$1,222,994	$1,255,818	$1,169,216

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net (loss) income during each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during each of the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Performance Measures

The following list presents the financial performance measures for 2025 that the Company considers to be the most important in linking Compensation Actually Paid to its PEO and Non-PEO NEOs to Company performance.
•Revenue;
•Adjusted EBITDA; and
•Free Cash Flow.

Total Shareholder Return Amount	$ 30	56	79	96	145
Peer Group Total Shareholder Return Amount	75,000	75,000	72,000	75,000	100,000
Net Income (Loss)	$ (39,648,000)	$ (37,822,000)	$ (20,974,000)	$ 1,258,000	$ (16,260,000)
Company Selected Measure Amount	14,759,000	8,519,000	5,040,000	227,000	(182,000)
PEO Name	Mr. Bailey
Additional 402(v) Disclosure
(3) For the relevant fiscal year, represents the Company's cumulative total shareholder return ("TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021.

(4) For the relevant fiscal year, represents the cumulative TSR of the S&P Healthcare Equipment Select Industry Index for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021.

(5) Amounts reported for net (loss) income and Adjusted EBITDA are in thousands.
	(6) The Company-Selected Measure is Adjusted EBITDA. Adjusted EBITDA in the table above represents net loss (income), plus interest (income) expense, net plus other (income) expense, provision for income taxes (benefit), depreciation and amortization, trademark impairment, stock-based compensation expense, fair value adjustment of contingent consideration, restructuring charges, European Union Medical Device Regulation fees, acquisition related costs, nonrecurring Pega conversion fees, and the cost of minimum purchase commitments. Adjusted EBITDA is a non-GAAP financial measure.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
David R Bailey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,331,481	$ 3,656,888	$ 2,721,840	$ 1,278,432	$ 906,047
PEO Actually Paid Compensation Amount	1,915,656	2,471,403	2,208,646	826,322	1,462,716
David R Bailey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,445,200	2,693,771	1,843,952	689,961	361,360
David R Bailey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,731,529	2,095,356	1,444,874	599,565	426,143
David R Bailey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(730,827)	(555,462)	(160,356)	(325,462)	345,476
David R Bailey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,673	(31,608)	46,240	(36,252)	146,410
Mark C. Throdahl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					718,032
PEO Actually Paid Compensation Amount					1,377,902
Mark C. Throdahl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					267,861
Mark C. Throdahl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					315,881
Mark C. Throdahl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					452,130
Mark C. Throdahl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					159,720
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,210,468)	(1,227,432)	(921,607)	(585,216)	(313,624)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,173	954,761	722,145	508,544	367,540
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,633)	(326,662)	(136,740)	(322,684)	356,996
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,320	$ (25,261)	$ 36,238	$ (55,012)	$ 124,848